Deferred income (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Deferred Income [Abstract]
Disclosure of detailed information about current deferred income [text block]
	March 31, 2021	March 31, 2020
Contract liabilities	2,307,214	2,454,665

	2,307,214	2,454,665